Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Emerging Markets Equities Fund, Inc.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Emerging Markets Equities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class M
Trading Symbol	EMRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-M-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-M-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 40	0.74% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 507,000,000
Holdings Count | Holding	122
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	122
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Equities Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class F-2
Trading Symbol	EMEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-F2-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-F2-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 45	0.85% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 507,000,000
Holdings Count | Holding	122
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	122
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Equities Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class F-3
Trading Symbol	EMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-F3-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-F3-literature
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 40	0.74% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 507,000,000
Holdings Count | Holding	122
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	122
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Equities Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class R-6
Trading Symbol	REFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-R6-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-R6-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 40	0.74% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 507,000,000
Holdings Count | Holding	122
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	122
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.